RELATED PARTY BALANCES AND TRANSACTIONS - DUE FROM RELATED PARTY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Due from Related Parties, Unclassified [Abstract]
Balance at the beginning			¥ 65
Return of advance			(65)
Changes in related party balances
Balance at the beginning of the period	¥ (26)		27
Expense Reimbursement payment	69
Debt paid on behalf of the Group	31,994
exchange rate difference | $				$ 1
Balance at the end of the period	32,089	$ 5,035	(26)
Mr. Xiaoqiang Wei
Due from Related Parties, Unclassified [Abstract]
Balance at the beginning			65
Return of advance			(65)
Mr. Wang Song
Changes in related party balances
Expense Reimbursement payment	95
Balance at the end of the period	95	15
Ms. Kou Xiaohong
Changes in related party balances
Balance at the beginning of the period	(26)		27
Expense Reimbursement payment	(26)
Debt paid on behalf of the Group	31,994
exchange rate difference | $				$ 1
Balance at the end of the period	¥ 31,994	$ 5,020	¥ (26)